Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ (741)
Amounts reclassified from accumulated other comprehensive loss		14	$ 25	$ 12
Spin-offs of Park and HGV			(4,211)
Ending balance		(782)	(741)
Currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	[1]	(513)	(738)	(580)
Other comprehensive income (loss) before reclassifications	[1]	(70)	161	(157)
Amounts reclassified from accumulated other comprehensive loss	[1]	0	1	(1)
Net current period other comprehensive income (loss)	[1]	(70)	162	(158)
Spin-offs of Park and HGV	[1]		63
Ending balance	[1]	(545)	(513)	(738)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(229)	(251)	(194)
Other comprehensive income (loss) before reclassifications		(18)	15	(63)
Amounts reclassified from accumulated other comprehensive loss		9	7	6
Net current period other comprehensive income (loss)		(9)	22	(57)
Spin-offs of Park and HGV			0
Ending balance		(260)	(229)	(251)
Cash flow hedge adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		1	(12)	(10)
Other comprehensive income (loss) before reclassifications		17	(4)	(9)
Amounts reclassified from accumulated other comprehensive loss		5	17	7
Net current period other comprehensive income (loss)		22	13	(2)
Spin-offs of Park and HGV			0
Ending balance		23	1	(12)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(741)	(1,001)	(784)
Other comprehensive income (loss) before reclassifications		(71)	172	(229)
Amounts reclassified from accumulated other comprehensive loss		14	25	12
Net current period other comprehensive income (loss)		(57)	197	(217)
Spin-offs of Park and HGV			63
Ending balance		(782)	$ (741)	$ (1,001)
Accounting standards update 2018-02
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of the adoption of ASU		0
Accounting standards update 2018-02 | Currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of the adoption of ASU	[1]	38
Accounting standards update 2018-02 | Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of the adoption of ASU		(22)
Accounting standards update 2018-02 | Cash flow hedge adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of the adoption of ASU		0
Accounting standards update 2018-02 | Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of the adoption of ASU		$ 16

[1]	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.